Leases - Operating lease payments (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Operating Lease Expense
Operating lease expense	$ 13,476	$ 17,209
Total operating lease expense	$ 13,476	$ 17,209
Weighted average remaining lease term	3 years 9 months 18 days	3 years 9 months 18 days	0 years
Weighted average discount rate	17.90%	17.90%